Loans and Debentures - Schedule of the Principal Currencies and Indexors Used for Monetary Updating of Loans and Financings (Details)	Dec. 31, 2023	Dec. 31, 2022
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Accumulated change	(6.50%)	(6.50%)
IPCA [member]
IfrsStatementLineItems [Line Items]
Accumulated change	4.62%	5.79%
CDI [member]
IfrsStatementLineItems [Line Items]
Accumulated change	13.04%	12.39%
TJLP [member]
IfrsStatementLineItems [Line Items]
Accumulated change	(9.03%)	35.34%